Defiance R2000 Weekly Distribution ETF
Schedule of Investments
May 31, 2026 (Unaudited)
PURCHASED OPTIONS - 95.8%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 95.8%
Russell 2000 Index, Expiration: 6/1/2026; Exercise Price: $2,928.10	$102,176,830	350	$367,850
Russell 2000 Index, Expiration: 12/18/2026; Exercise Price: $200.34(e)	102,176,830	350	94,437,907
Total Call Options			94,805,757

TOTAL PURCHASED OPTIONS (Cost $80,709,366)			94,805,757

SHORT-TERM INVESTMENTS - 3.9%
Money Market Funds - 3.9%	Shares	Value
First American Government Obligations Fund - Class X, 3.55%(f)	3,898,752	3,898,752

TOTAL SHORT-TERM INVESTMENTS (Cost $3,898,752)		3,898,752

TOTAL INVESTMENTS - 99.7% (Cost $84,608,118)		$98,704,509
Other Assets in Excess of Liabilities - 0.3%		290,594
TOTAL NET ASSETS - 100.0%		$98,995,103

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(f)	The rate shown represents the 7-day annualized effective yield as of May 31, 2026.

Defiance R2000 Weekly Distribution ETF
Schedule of Written Options Contracts
May 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.5)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.5)%
Russell 2000 Index, Expiration: 6/1/2026; Exercise Price: $2,919.34	$(102,176,830)	(350)	$(500,500)

TOTAL WRITTEN OPTIONS (Premiums received $500,212)			$(500,500)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.